Provisions including post-retirement benefits - Summary of provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	$ 18,715	$ 18,053	$ 18,053
Adjustment on currency translation	(98)		(841)
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	(55)		524
– change in discount rate	(960)		0
Charged/(credited) to profit:
– increases to existing and new provisions	336		1,137
– change in discount rate	(184)		0
– decreases and unused amounts reversed	(78)		(150)
– exchange (gains)/losses on provisions	(11)		17
-amortisation of discount	592		1,519
Utilised in the period	(492)		(1,039)
Re-measurement losses/(gains) recognised in other comprehensive income	42		(701)
Transfers and other movements	(15)		196
Provisions (including post-retirement benefits), ending balance	17,792		18,715
Balance sheet analysis:
Current	2,125		2,049
Non-current	15,667		16,666
Total	17,792		18,715
Post-retirement benefits and other employee entitlements
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	1,658
Adjustment on currency translation	14
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	100
– change in discount rate	0
– decreases and unused amounts reversed	(2)
– exchange (gains)/losses on provisions	0
Utilised in the period	(115)
Re-measurement losses/(gains) recognised in other comprehensive income	42
Transfers and other movements	1
Provisions (including post-retirement benefits), ending balance	1,698		1,658
Balance sheet analysis:
Current	352
Non-current	1,346
Total	1,698		1,658
Provision for long service leave	281		271
Provisions for redundancy and severance payments	28		32
Post-retirement benefits and other employee entitlements | Amortisation of discount
Charged/(credited) to profit:
-amortisation of discount	0
Close down restoration and environmental
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	15,759
Adjustment on currency translation	(105)
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	(55)
– change in discount rate	(960)
Charged/(credited) to profit:
– increases to existing and new provisions	185
– change in discount rate	(166)
– decreases and unused amounts reversed	(52)
– exchange (gains)/losses on provisions	(9)
Utilised in the period	(333)
Re-measurement losses/(gains) recognised in other comprehensive income	0
Transfers and other movements	4
Provisions (including post-retirement benefits), ending balance	14,846		15,759
Balance sheet analysis:
Current	1,249
Non-current	13,597
Total	14,846		15,759
Closure related receivables	$ 348		$ 351
Actuarial assumption of discount rates	2.00%	1.50%	1.50%
Close down restoration and environmental | Amortisation of discount
Charged/(credited) to profit:
-amortisation of discount	$ 578	$ 503
Other provisions
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits), beginning balance	1,298
Adjustment on currency translation	(7)
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	0
– change in discount rate	0
Charged/(credited) to profit:
– increases to existing and new provisions	51
– change in discount rate	(18)
– decreases and unused amounts reversed	(24)
– exchange (gains)/losses on provisions	(2)
-amortisation of discount	14
Utilised in the period	(44)
Re-measurement losses/(gains) recognised in other comprehensive income	0
Transfers and other movements	(20)
Provisions (including post-retirement benefits), ending balance	1,248		$ 1,298
Balance sheet analysis:
Current	524
Non-current	724
Total	$ 1,248		$ 1,298